Supplement to the
High Income Portfolio
April 30, 2018
Summary Prospectus

Effective December 1, 2018, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Alexandre Karam (co-manager) has managed the fund since December 2018.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver and Mr. Karam will serve as co-managers of the fund.

VHI-SUM-18-01 1.9892700.100	November 30, 2018

Supplement to the
High Income Portfolio
April 30, 2018
Summary Prospectus

Effective December 1, 2018, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Alexandre Karam (co-manager) has managed the fund since December 2018.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver and Mr. Karam will serve as co-managers of the fund.

VIPHI-INV-SUM-18-01 1.9892701.100	November 30, 2018